Lease Liabilities - Schedule of Changes in Lease Liabilities (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Leases [Line items]
Balance			$ 185
Adoption of IFRS 16			26,575		$ 26,575
Additions (new contracts)			1,317
Payment of principal and interest			(2,274)
Unwinding of discount	$ 452	$ 2	785	$ 6
Foreign exchange gains and losses			(113)
Cumulative translation adjustment (CTA)			174
Transfer to assets and liabilities held for sale			(1,147)
Balance	25,502		25,502		185
Brazil member
Disclosure Of Leases [Line items]
Balance			185
Adoption of IFRS 16			5,628
Additions (new contracts)			526
Payment of principal and interest			(622)
Unwinding of discount			194
Foreign exchange gains and losses			(12)
Cumulative translation adjustment (CTA)			32
Transfer to assets and liabilities held for sale			(189)
Balance	5,742		5,742		$ 185
Foreign countries [member]
Disclosure Of Leases [Line items]
Adoption of IFRS 16			20,947
Additions (new contracts)			791
Payment of principal and interest			(1,652)
Unwinding of discount			591
Foreign exchange gains and losses			(101)
Cumulative translation adjustment (CTA)			142
Transfer to assets and liabilities held for sale			(958)
Balance	$ 19,760		$ 19,760